Employee benefit plans - Defined benefit pension plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) plan	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Defined benefit pension plans
Number of defined benefit plans | plan	5
Defined benefit liability (asset)	€ 528,222	€ 794,646
FMCH
Defined benefit pension plans
Company contribution to plan	1,127
Expected funding for next fiscal year	1,153
United States, France and Germany
Defined benefit pension plans
Defined benefit liability (asset)	482,755	749,376
United States, France and Germany | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	742,216	1,084,546	€ 996,237
United States
Defined benefit pension plans
Defined benefit liability (asset)	€ 71,790	82,823
United States | Funded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
United States | Funded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 331,158	417,889
Germany
Defined benefit pension plans
Defined benefit liability (asset)	€ 394,432	649,270
Germany | Unfunded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
Germany | Unfunded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 394,432	649,270
France
Defined benefit pension plans
Defined benefit liability (asset)	€ 16,533	17,283
France | Funded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
France | Funded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 5,926	6,459
France | Unfunded plan
Defined benefit pension plans
Number of defined benefit plans | plan	2
France | Unfunded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 10,700	€ 10,928